S-K 1602(c) Dilution	Nov. 21, 2025 USD ($) $ / shares shares
No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.32
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value, Adjusted	$ 123,492,418
Number of Shares Used, Adjustment (in Shares) | shares	16,075,000
No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.31
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value, Adjusted	$ 141,817,018
Number of Shares Used, Adjustment (in Shares) | shares	18,437,500
Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.88
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value, Adjusted	$ 92,242,418
Number of Shares Used, Adjustment (in Shares) | shares	12,950,000
Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.87
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value, Adjusted	$ 105,879,518
Number of Shares Used, Adjustment (in Shares) | shares	14,843,750
Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.79
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value, Adjusted	$ 60,992,418
Number of Shares Used, Adjustment (in Shares) | shares	9,825,000
Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.78
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value, Adjusted	$ 69,942,018
Number of Shares Used, Adjustment (in Shares) | shares	11,250,000
Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.56
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value, Adjusted	$ 29,742,418
Number of Shares Used, Adjustment (in Shares) | shares	6,700,000
Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.56
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value, Adjusted	$ 34,004,518
Number of Shares Used, Adjustment (in Shares) | shares	7,656,250
Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.42
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value, Adjusted	$ (1,507,582)
Number of Shares Used, Adjustment (in Shares) | shares	3,575,000
Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.48
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value, Adjusted	$ (1,932,982)
Number of Shares Used, Adjustment (in Shares) | shares	4,062,500
Increase attributable to public shareholders [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.7
Increase attributable to public shareholders [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.71
Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.14
Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.15
Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.23
Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.24
Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.46
Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.46
Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.4)
Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.46)
Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.68
Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.69
Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	712
Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.21
Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.22
Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.44
Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.44
Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.42)
Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.48)
Plus: Net proceeds from this offering and sale of the private placement shares [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 127,375,000
Plus: Net proceeds from this offering and sale of the private placement shares [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	146,125,000
Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	146,125,000
Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	127,375,000
Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	146,125,000
Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	127,375,000
Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	146,125,000
Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	127,375,000
Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	146,125,000
Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,877
Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,877
Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,877
Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,877
Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,877
Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,877
Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,877
Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,877
Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,877
Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,877
Less: Deferred underwriting fees [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,750,000)
Less: Deferred underwriting fees [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,312,500)
Less: Deferred underwriting fees [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,750,000)
Less: Deferred underwriting fees [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,312,500)
Less: Deferred underwriting fees [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,750,000)
Less: Deferred underwriting fees [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,312,500)
Less: Deferred underwriting fees [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,750,000)
Less: Deferred underwriting fees [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,312,500)
Less: Deferred underwriting fees [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,750,000)
Less: Deferred underwriting fees [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,312,500)
Less: Over-allotment liability [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	137,100
Less: Over-allotment liability [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	137,100
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	137,100
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	137,100
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	137,100
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(31,250,000)
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(35,937,500)
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(71,875,000)
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(93,750,000)
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(107,812,500)
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (143,750,000)
Class B ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,593,750
Class B ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,593,750
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,593,750
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,593,750
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,593,750
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,593,750
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,593,750
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,593,750
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,593,750
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,593,750
Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(468,750)
Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(468,750)
Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(468,750)
Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(468,750)
Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(468,750)
Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Plus: Class A ordinary shares offered [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Plus: Class A ordinary shares offered [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Plus: Class A ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Plus: Class A ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Plus: Class A ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Plus: Class A ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Plus: Class A ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Plus: Class A ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Plus: Class A ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Plus: Class A ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Private Placement Shares [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	450,000
Private Placement Shares [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	468,750
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	450,000
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	468,750
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	450,000
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	468,750
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	450,000
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	468,750
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	450,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	468,750
Less: Class A ordinary shares redeemed [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Class A ordinary shares redeemed [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Class A ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,125,000)
Less: Class A ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,593,750)
Less: Class A ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,250,000)
Less: Class A ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,187,500)
Less: Class A ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(9,375,000)
Less: Class A ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,781,250)
Less: Class A ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,500,000)
Less: Class A ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(14,375,000)